Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Apr. 09, 2012	Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	AUXILIO INC
Document Type	POS AM
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Entity Central Index Key	0001011432
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		19,449,783
Entity Public Float			$ 13,000,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY